UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8802

Date of fiscal year end:	October 31, 2012

Date of reporting period:	April 30, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

MTGSAN
IU12-01289P-Y04/12

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage Securities Trust

Semiannual Report

April 30, 2012

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3

Fund Report	4

Performance Summary	8

Expense Example	9

Portfolio of Investments	10

Statement of Assets and Liabilities	16

Statement of Operations	17

Statements of Changes in Net Assets	18

Notes to Financial Statements	19

Financial Highlights	32

U.S. Privacy Policy	36

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2012

Total Return for the 6 Months Ended April 30, 2012
Class A	Class B	Class C	Class I	Barclays Capital Mortgage Index[1]	Lipper U.S. Mortgage Funds Index[2]
3.95%	3.69%	3.67%	4.09%	2.11%	2.71%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six months ended April 30, 2012, U.S. Treasury yields stayed remarkably range bound against the backdrop of slow economic recovery in the U.S., slowing growth in emerging economies, and the constant reminder of European sovereign debt risk. The low interest rate volatility was favorable to mortgage securities with lower hedging cost. Agency mortgage-backed securities (MBS) with a government guarantee have offered a compelling yield advantage relative to other spread sectors.

Despite historically low mortgage rates, refinancing activity has been slower than it has been in the past under similar rate incentives. Many borrowers are unable to refinance due to tighter underwriting standards or seem to be deferring in hopes of even more attractive rates in the near future. During the period, the Federal Reserve announced it will reinvest paydowns from its mortgage and agency portfolios back into agency MBS (instead of Treasuries). Mortgage real estate investment trusts (REITs) continued to raise new capital and invest in agency MBS with leverage. U.S. banks also were net buyers of mortgage securities. These factors helped support the mortgage sector during the period.

The U.S. housing market appears to be trying to find a bottom. The headline home price index was still showing a negative year-over-year trend at the end of the review period, but the momentum of the decline has meaningfully slowed. The multi-family rental market has been strong, vacancy has been low and rent price has been rising. The cost of ownership versus rent has converged to its long-term average. The outlook for U.S. housing points to limited downside in the near term, followed by gradual normalization. However, despite high nominal affordability due to lower property values and lower interest rates, the loan qualification hurdle is high. More than 30 percent of residential real estate transactions are all cash. The overhang shadow supply of housing inventory from non-performing loans and challenging housing financing condition convince us that the recovery is going to be a slow one.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust outperformed the Barclays Capital Mortgage Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2012, assuming no deduction of applicable sales charges.

Fixed rate agency MBS did well during the period. Current production bonds outperformed, driven by positive prepayment fundamentals, as well as strong demand from Fed reinvestment, newly capitalized REITs, and banks. Legacy premium coupon bonds, while still outperforming, did less well as participants anticipated increased prepayments on the back of the new Home Affordable Refinance Program (called HARP 2.0). Over the period, the Fed purchased a net amount of $163 billion in aggregate; supply was negative by close to $40 billion over the six months through the end of April. REITs raised $4 billion in capital during the first quarter of 2012 and continued to provide support for the mortgage securities market despite some questions whether the SEC would re-confirm the exemption status of REITs under the Investment Company Act of 1940.

Our portfolio performed well during the period, outperforming the Index. The main contributors were from the residential mortgage segment and from the portfolio's exposure to high-quality, seasoned non-agency MBS at a discount dollar price. In addition, our opportunistic position in commercial real estate mortgages added value, although by the end of the first quarter we closed the commercial mortgage-backed security (CMBS) positions due to valuation considerations. Conversely, our strategy of dynamic hedging using interest rate futures and swaps detracted from returns during the period.

We continue to believe the housing financing normalization is going to be a gradual one, and agency mortgage bonds with prepayment protection characteristics may add value to our portfolio. In addition, we believe the non-agency fixed rate mortgage segment offers a compelling carry advantage at a discount dollar price.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/12
Agency Fixed Rate Mortgages	61.7%
Mortgages — Other	15.8
Short-Term Investments	11.2
Collateralized Mortgage Obligations — Agency Collateral Series	8.1
Asset-Backed Securities	2.0
Commercial Mortgage Backed Securities	0.7
Agency Adjustable Rate Mortgages	0.5

+  Does not include open long/short futures contracts with an underlying face amount of $10,607,203 with net unrealized appreciation of $86,406. Also does not include an open swap agreement with unrealized depreciation of $185,584.

LONG-TERM CREDIT ANALYSIS as of 04/30/12
AAA	7.1%
AA	77.4
A	1.2
BB	1.1
B or less	13.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, the Adviser has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least at least 80 percent of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and commercial mortgage-backed securities ("CMBS"). In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate levels and other factors. The Fund may invest in high yield securities (commonly referred to as "junk bonds"). The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC.

Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2012
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares ** (since 03/31/87) MTGBX		Class C Shares † (since 07/28/97) MTGCX		Class I Shares †† (since 07/28/97) MTGDX
1 Year	6.77 2.20 [4]	%[3]	6.14 1.14 [4]	%[3]	6.17 5.17 [4]	%[3]	7.08 —%[3]
5 Years	3.13 [3] 2.24 [4]		2.51 [3] 2.16 [4]		2.53 [3] 2.53 [4]		3.44 [3] —
10 Years	3.68 [3] 3.23 [4]		3.13 [3] 3.13 [4]		3.04 [3] 3.04 [4]		3.91 [3] —
Since Inception	4.60 [3] 4.29 [4]		5.40 [3] 5.40 [4]		3.88 [3] 3.88 [4]		4.69 [3] —
Gross Expense Ratio	1.27%		1.87%		1.86%		1.02%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/11 – 04/30/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/11	04/30/12	11/01/11 – 04/30/12
Class A
Actual (3.95% return)	$1,000.00	$1,039.50	$6.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.27
Class B
Actual (3.69% return)	$1,000.00	$1,036.90	$9.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.66	$9.27
Class C
Actual (3.67% return)	$1,000.00	$1,036.70	$9.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.66	$9.27
Class I
Actual (4.09% return)	$1,000.00	$1,040.90	$5.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$5.02

@    Expenses are equal to the Fund's annualized expense ratios of 1.25%, 1.85%, 1.85% and 1.00% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.26%, 1.86%, 1.86% and 1.01% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (67.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$333		9.50%	01/01/17 - 02/01/19	$377,460
391		10.00	04/01/16 - 12/01/20	442,822
	Gold Pools:
696		4.00	12/01/41	736,022
5,645		4.50	01/01/36 - 11/01/41	6,055,059
398		5.00	12/01/40 - 05/01/41	439,915
1,735		5.50	01/01/36 - 11/01/37	1,895,558
344		6.00	12/01/37 - 10/01/38	381,978
254		6.50	06/01/29 - 09/01/33	290,448
229		7.50	04/01/20 - 05/01/35	279,162
96		8.00	08/01/32	119,195
154		8.50	08/01/31	192,507
56		10.00	10/01/21	65,748
	Federal National Mortgage Association,
	Conventional Pools:
6,735		4.00	02/01/41 - 12/01/41	7,160,171
5,284		4.50	11/01/23 - 10/01/41	5,710,722
3,512		5.00	06/01/37 - 07/01/41	3,864,913
5,248		5.50	05/01/35 - 05/01/38	5,763,561
545		6.00	05/01/38	603,487
1,631		6.50	02/01/28 - 12/01/33	1,873,214
38		7.00	07/01/23 - 06/01/32	44,345
273		7.50	08/01/37	333,441
281		8.00	04/01/33	346,905
245		8.50	10/01/32	306,275
503		9.50	04/01/30	608,614
11		9.75	03/01/16	11,299
75		10.00	10/01/18	87,562
	May TBA:
1,160	(a)	5.00	05/25/42	1,259,869
	Government National Mortgage Association,
	May TBA:
1,000	(a)	3.50	05/25/42	1,052,969
3,860	(a)	4.00	05/25/42	4,176,038

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Various Pools:
$1,126		4.50%		04/15/39 - 08/15/39	$1,233,560
1,822		5.00		05/15/40 - 05/20/41	2,032,160
319		6.50		08/15/25 - 05/15/29	370,555
96		8.00		05/20/30	104,864
297		11.00		04/15/21	322,934
	Total Agency Fixed Rate Mortgages (Cost $46,912,693)				48,543,332
	Mortgages - Other (17.2%)
467	American Home Mortgage Investment Trust (b)	6.10		01/25/37	272,438
1,111	Banc of America Alternative Loan Trust	0.689	(c)	11/25/36	526,781
568	Banc of America Funding Corp.	5.50		03/25/36	537,702
17,217	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	330,742
	Chase Mortgage Finance Corp.
187		2.75	(c)	02/25/37	186,422
705		2.85	(c)	02/25/37	675,482
392		2.85	(c)	02/25/37	284,838
509		5.50		11/25/35	489,476
414		6.00		10/25/36	345,859
437		6.00		11/25/36	364,572
704	Citigroup Mortgage Loan Trust, Inc. (See Note 6)	2.53	(c)	10/25/35	587,460
1,123	Countrywide Alternative Loan Trust	0.379	(c)	04/25/47	732,661
431	Countrywide Home Loan Mortgage Pass Through Trust	6.00		05/25/36	348,892
471	Credit Suisse Mortgage Capital Certificates (b)	5.737	(c)	05/26/37	486,826
338	First Horizon Asset Securities, Inc.	6.25		11/25/36	327,496
465	GS Mortgage Securities Corp. (b)	7.50	(c)	09/25/36	355,962
160	GSR Mortgage Loan Trust	0.489	(c)	03/25/35	149,286
	Impac CMB Trust
457		1.034	(c)	10/25/34	334,140
492		1.109	(c)	10/25/34	335,730
	JP Morgan Mortgage Trust
453		5.50		01/25/36	394,113
1,727	IO	6.381	(c)	01/25/37	344,576

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$557	Lehman Mortgage Trust	6.50%		09/25/37	$431,265
21	Luminent Mortgage Trust	0.479	(c)	04/25/36	10,753
62	Mastr Adjustable Rate Mortgages Trust	4.651	(c)	02/25/36	59,964
159	MLCC Mortgage Investors, Inc.	0.99	(c)	04/25/29	146,137
657	Residential Accredit Loans, Inc.	5.50		06/25/35	535,107
342	Structured Asset Mortgage Investments, Inc.	0.469	(c)	05/25/45	215,251
	WaMu Mortgage Pass-Through Certificates
446		0.519	(c)	11/25/45	319,089
607		1.139	(c)	07/25/46	396,537
493		5.089	(c)	06/25/37	358,255
740	Washington Mutual Alternative Mortgage Pass-Through Certificates	6.00		10/25/35	533,892
	Wells Fargo Mortgage Backed Securities Trust
808		2.706	(c)	10/25/35	327,688
675		5.00		04/25/35	675,329
	Total Mortgages - Other (Cost $11,913,052)				12,420,721
	Collateralized Mortgage Obligations - Agency Collateral Series (8.8%)
	Federal Home Loan Mortgage Corporation,
	IO PAC REMIC
2,575		6.23	(c)	06/15/40	472,096
2,190		6.255	(c)	06/15/41	427,875
	IO STRIPS
457		7.00		06/01/30	83,549
426		7.50		12/01/29	94,301
1		8.00		01/01/28	359
	REMIC
138		6.664	(c)(d)	01/15/42	140,782
	Federal National Mortgage Association,
	IO
2,853		6.151	(c)	09/25/20	819,509
	IO REMIC
357		5.00		08/25/37	17,708
1,037		6.191	(c)	03/25/42	264,780
2,113		6.211	(c)	03/25/42	434,393
1,698		6.311	(c)	02/25/41	294,329
695		6.361	(c)	09/25/38	136,305

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	IO STRIPS
$184		7.00%		11/01/27	$32,372
352		8.00		05/01/30 - 06/01/30	76,789
210		8.50		10/01/24	40,820
	REMIC
399		1.45	(c)	12/25/23	409,207
261		6.731	(c)	04/25/39	285,769
	Government National Mortgage Association,
	IO REMIC
4,726		0.855	(c)	08/20/58	159,266
3,555		4.00		03/20/42	681,138
307		5.00		02/16/41	60,387
1,350		5.81	(c)	11/16/40	269,417
1,286		6.31	(c)	08/16/34	228,667
984		6.34	(c)	06/20/40	177,058
1,392		6.36	(c)	04/16/41	267,918
1,412		6.39	(c)	03/20/42	308,743
876		6.56	(c)	08/16/36	163,436
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $5,357,046)				6,346,973
	Asset-Backed Securities (2.3%)
575	Citigroup Mortgage Loan Trust, Inc. (See Note 6)	5.53		11/25/34	525,240
766	GSAA Trust	4.999	(c)	06/25/34	759,610
651	JP Morgan Mortgage Acquisition Corp.	6.41		07/25/36	338,269
	Total Asset-Backed Securities (Cost $1,490,099)				1,623,119
	Commercial Mortgage Backed Securities (0.8%)
210	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.828	(c)	04/10/49	209,413
135	FREMF Mortgage Trust (b)	5.332	(c)	02/25/47	142,253
190	JP Morgan Chase Commercial Mortgage Securities Corp.	6.253	(c)	02/15/51	188,800
	Total Commercial Mortgage Backed Securities (Cost $531,348)				540,466

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.5%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$211		3.259	(c)%	03/01/37	$224,648
139		5.452	(c)	01/01/38	149,434
	Total Agency Adjustable Rate Mortgages (Cost $371,765)				374,082
	Short-Term Investments (12.2%)
	U.S. Treasury Securities (0.1%)
	U.S. Treasury Bills
10	(e)(f)	0.102		08/30/12	9,997
50	(e)(f)	0.136		08/30/12	49,982
	Total U.S. Treasury Securities (Cost $59,974)				59,979
NUMBER OF SHARES (000)
	Investment Company (12.1%)
8,752	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 6) (Cost $8,751,638)				8,751,638
	Total Short-Term Investments (Cost $8,811,612)				8,811,617
	Total Investments (Cost $75,387,615) (g)			109.1%	78,660,310
	Liabilities in Excess of Other Assets			(9.1)	(6,534,898)
	Net Assets			100.0%	$72,125,412

  IO  Interest Only.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2012.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2012.

  (e)  Rate shown is the yield to maturity at April 30, 2012.

  (f)  All or a portion of this security has been physically segregated in connection with open futures contracts.

  (g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

Futures Contracts Open at April 30, 2012:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
46	Long	U.S. Treasury 10 yr. Note, Jun-12	$6,084,937	$85,875
18	Long	U.S. Treasury 2 yr. Note, Jun-12	3,969,844	4,500
1	Short	U.S. Treasury 5 yr. Note, Jun-12	(123,797)	(313)
3	Short	U.S. Treasury 30 yr. Bond, Jun-12	(428,625)	(3,656)
		Net Unrealized Appreciation		$86,406

Interest Rate Swap Agreement Open at April 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$1,190	3 Month LIBOR	Receive	3.77%	04/15/20	$(185,584)

  LIBOR  London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Investments in securities, at value (cost $65,620,650)	$68,795,972
Investment in affiliate, at value (cost $9,766,965)	9,864,338
Total investments in securities, at value (cost $75,387,615)	78,660,310
Cash	416,333
Receivable for:
Investments sold	1,383,451
Interest	320,163
Shares of beneficial interest sold	17,296
Variation margin	5,532
Dividends from affiliate	4,528
Prepaid expenses and other assets	37,062
Total Assets	80,844,675
Liabilities:
Unrealized depreciation on open swap agreements	185,584
Payable for:
Investments purchased	8,264,956
Shares of beneficial interest redeemed	57,177
Advisory fee	27,603
Dividends to shareholders	26,983
Transfer agent fee	21,074
Distribution fee	16,970
Administration fee	4,878
Accrued expenses and other payables	114,038
Total Liabilities	8,719,263
Net Assets	$72,125,412
Composition of Net Assets:
Paid-in-capital	$97,704,538
Net unrealized appreciation	3,173,517
Accumulated undistributed net investment income	286,186
Accumulated net realized loss	(29,038,829)
Net Assets	$72,125,412
Class A Shares:
Net Assets	$66,149,442
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,566,464
Net Asset Value Per Share	$8.74
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.13
Class B Shares:
Net Assets	$1,308,265
Shares Outstanding (unlimited shares authorized, $.01 par value)	152,633
Net Asset Value Per Share	$8.57
Class C Shares:
Net Assets	$2,848,915
Shares Outstanding (unlimited shares authorized, $.01 par value)	329,005
Net Asset Value Per Share	$8.66
Class I Shares:
Net Assets	$1,818,790
Shares Outstanding (unlimited shares authorized, $.01 par value)	211,881
Net Asset Value Per Share	$8.58

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2012 (unaudited)

Net Investment Income: Income
Interest	$1,423,799
Interest and dividends from affiliates (Note 6)	27,621
Income from securities loaned - net	10
Total Income	1,451,430
Expenses
Advisory fee (Note 4)	165,355
Distribution fee (Class A shares) (Note 5)	81,546
Distribution fee (Class B shares) (Note 5)	6,153
Distribution fee (Class C shares) (Note 5)	9,671
Professional fees	45,511
Transfer agent fees and expenses	39,135
Administration fee (Note 4)	28,145
Registration fees	23,583
Shareholder reports and notices	18,212
Custodian fees	14,712
Trustees' fees and expenses	3,586
Other	17,923
Total Expenses	453,532
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(4,307)
Net Expenses	449,225
Net Investment Income	1,002,205
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	448,258
Investments in affiliates (Note 6)	12,480
Futures contracts	(10,418)
Swap agreements	(19,387)
Net Realized Gain	430,933
Change in Unrealized Appreciation/Depreciation on:
Investments	1,205,667
Investments in affiliates (Note 6)	53,016
Futures contracts	62,415
Swap agreements	(28,935)
Net Change in Unrealized Appreciation/Depreciation	1,292,163
Net Gain	1,723,096
Net Increase	$2,725,301

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,002,205	$2,185,094
Net realized gain	430,933	2,519,386
Net change in unrealized appreciation/depreciation	1,292,163	(1,381,660)
Net Increase	2,725,301	3,322,820
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,193,439)	(2,489,612)
Class B shares	(21,976)	(97,203)
Class C shares	(34,187)	(65,221)
Class I shares	(12,518)	(5,185)
Total Dividends	(1,262,120)	(2,657,221)
Net decrease from transactions in shares of beneficial interest	(1,194,675)	(14,379,896)
Net Increase (Decrease)	268,506	(13,714,297)
Net Assets:
Beginning of period	71,856,906	85,571,203
End of Period (Including accumulated undistributed net investment income of $286,186 and $546,101, respectively)	$72,125,412	$71,856,906

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

As of April 30, 2012, there were no securities out on loan.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$48,543,332	$—	$48,543,332
Mortgages — Other	—	12,420,721	—	12,420,721
Collateralized Mortgage Obligations — Agency Collateral Series	—	6,346,973	—	6,346,973
Asset-Backed Securities	—	1,623,119	—	1,623,119
Commercial Mortgage Backed Securities	—	540,466	—	540,466
Agency Adjustable Rate Mortgages	—	374,082	—	374,082
Total Fixed Income Securities	—	69,848,693	—	69,848,693

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
U.S. Treasury Securities	$—	$59,979	$—	$59,979
Investment Company	8,751,638	—	—	8,751,638
Total Short-Term Investments	8,751,638	59,979	—	8,811,617
Futures Contracts	90,375	—	—	90,375
Total Assets	8,842,013	69,908,672	—	78,750,685
Liabilities:
Futures Contracts	(3,969)	—	—	(3,969)
Interest Rate Swap Agreement	—	(185,584)	—	(185,584)
Total Liabilities	(3,969)	(185,584)	—	(189,553)
Total	$8,838,044	$69,723,088	$—	$78,561,132

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2012, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Swaps An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2012.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$90,375	†	Variation margin	$(3,969)†
	Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(185,584)
		$90,375			$(189,553)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2012 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$(10,418)	$(19,387)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$62,415	$(28,935)

For the six months ended April 30, 2012, the average monthly original value of futures contracts was $7,065,606 and the average monthly notional amount of swap agreements was $1,190,000.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,226,113 at April 30, 2012.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2012, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2012, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $92 and $50, respectively, and received $6,418 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 aggregated $78,978,289 and $82,789,431, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $69,476,690 and $76,408,789, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2012, advisory fees paid were reduced by $4,307 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2012 is as follows:

VALUE OCTOBER 31, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2012
$6,466,571	$20,454,273	$18,169,206	$1,033	$8,751,638

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for the six months ended April 30, 2012:

VALUE OCTOBER 31, 2011	PURCHASES AT COST	SALES	REALIZED GAIN	INTEREST INCOME	VALUE APRIL 30, 2012
$939,264	$570,963	$452,842	$12,480	$26,588	$1,112,700

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2012, included in "trustees' fees and expenses" in the Statement of Operations amounted to $2,128. At April 30, 2012, the Fund had an accrued pension liability of $60,008, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2012		FOR THE YEAR ENDED OCTOBER 31, 2011
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	143,674	$1,241,424	84,427	$712,020
Conversion from Class B	47,709	411,144	240,833	2,051,437
Reinvestment of dividends	131,726	1,136,760	278,051	2,364,207
Redeemed	(694,766)	(5,980,857)	(1,775,023)	(15,101,377)
Net decrease — Class A	(371,657)	(3,191,529)	(1,171,712)	(9,973,713)
CLASS B SHARES
Sold	16,641	141,249	6,492	54,559
Conversion to Class A	(48,669)	(411,144)	(245,445)	(2,051,437)
Reinvestment of dividends	2,502	21,154	11,008	91,674
Redeemed	(11,185)	(94,573)	(248,183)	(2,060,415)
Net decrease — Class B	(40,711)	(343,314)	(476,128)	(3,965,619)
CLASS C SHARES
Sold	93,525	802,627	9,785	82,608
Reinvestment of dividends	3,929	33,601	7,504	63,205
Redeemed	(19,269)	(164,730)	(64,061)	(539,885)
Net increase (decrease) — Class C	78,185	671,498	(46,772)	(394,072)
CLASS I SHARES
Sold	197,598	1,679,754	418	3,547
Reinvestment of dividends	1,378	11,767	606	5,048
Redeemed	(2,686)	(22,851)	(6,669)	(55,087)
Net increase (decrease) — Class I	196,290	1,668,670	(5,645)	(46,492)
Net decrease in Fund	(137,893)	$(1,194,675)	(1,700,257)	$(14,379,896)

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2010 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$2,685,859	$2,931,531

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to losses on paydowns and gains on swaps, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$725,696	$(725,518)	$(178)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

At October 31, 2011, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS
$637,578	$—

At April 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,406,442 and the aggregate gross unrealized depreciation is $133,747 resulting in net unrealized appreciation of $3,272,695.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At October 31, 2011, the Fund had available for Federal income tax purposes capital loss carryforwards, which will expire on the indicated dates:

AMOUNT	EXPIRATION
$267,074	October 31, 2012
5,681,491	October 31, 2013
3,078,184	October 31, 2014
813,955	October 31, 2015
12,692,663	October 31, 2016
6,943,151	October 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2011, the Fund utilized capital loss carryforwards for U.S. Federal income tax purpose of $1,754,379.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

10. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.56		$8.49		$8.25		$7.71		$9.03		$9.08
Income (loss) from investment operations:
Net investment income	0.13		0.24		0.21		0.27		0.41		0.45
Net realized and unrealized gain (loss)	0.21		0.12		0.30		0.52		(1.32)		(0.03)
Total income (loss) from investment operations	0.34		0.36		0.51		0.79		(0.91)		0.42
Less dividends from net investment income	(0.16)		(0.29)		(0.27)		(0.25)		(0.41)		(0.47)
Net asset value, end of period	$8.74		$8.56		$8.49		$8.25		$7.71		$9.03
Total Return(1)	3.95	%(5)	4.37%		6.33%		10.24%		(10.22)%		4.76%
Ratios to Average Net Assets(2):
Total expenses	1.25	%(3)(6)	1.27	%(3)	1.21	%(3)	1.16	%(3)	1.15	%(3)	1.14	%(3)
Net investment income	2.88	%(3)(6)	2.83	%(3)	2.52	%(3)	3.31	%(3)	4.83	%(3)	5.00	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(4)	0.01%		0.01%		0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$66,149		$67,975		$77,318		$83,782		$88,098		$125,274
Portfolio turnover rate	112	%(5)	309%		333%		499%		499%		534%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.39		$8.33		$8.10		$7.57		$8.87		$8.92
Income (loss) from investment operations:
Net investment income	0.10		0.19		0.16		0.22		0.35		0.39
Net realized and unrealized gain (loss)	0.21		0.11		0.29		0.51		(1.30)		(0.03)
Total income (loss) from investment operations	0.31		0.30		0.45		0.73		(0.95)		0.36
Less dividends from net investment income	(0.13)		(0.24)		(0.22)		(0.20)		(0.35)		(0.41)
Net asset value, end of period	$8.57		$8.39		$8.33		$8.10		$7.57		$8.87
Total Return(1)	3.69	%(5)	3.70%		5.77%		9.44%		(10.80)%		4.23%
Ratios to Average Net Assets(2):
Total expenses	1.85	%(3)(6)	1.87	%(3)	1.81	%(3)	1.76	%(3)	1.76	%(3)	1.75	%(3)
Net investment income	2.28	%(3)(6)	2.23	%(3)	1.92	%(3)	2.71	%(3)	4.22	%(3)	4.39	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(4)	0.01%		0.01%		0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$1,308		$1,623		$5,575		$9,240		$14,714		$27,630
Portfolio turnover rate	112	%(5)	309%		333%		499%		499%		534%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.48		$8.41		$8.17		$7.64		$8.95		$9.00
Income (loss) from investment operations:
Net investment income	0.10		0.19		0.16		0.22		0.35		0.39
Net realized and unrealized gain (loss)	0.21		0.12		0.30		0.51		(1.30)		(0.03)
Total income (loss) from investment operations	0.31		0.31		0.46		0.73		(0.95)		0.36
Less dividends from net investment income	(0.13)		(0.24)		(0.22)		(0.20)		(0.36)		(0.41)
Net asset value, end of period	$8.66		$8.48		$8.41		$8.17		$7.64		$8.95
Total Return(1)	3.67	%(5)	3.76%		5.73%		9.51%		(10.78)%		4.24%
Ratios to Average Net Assets(2):
Total expenses	1.85	%(3)(6)	1.86	%(3)	1.81	%(3)	1.76	%(3)	1.76	%(3)	1.75	%(3)
Net investment income	2.28	%(3)(6)	2.24	%(3)	1.92	%(3)	2.71	%(3)	4.22	%(3)	4.39	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(4)	0.01%		0.01%		0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$2,849		$2,128		$2,502		$3,123		$3,755		$5,697
Portfolio turnover rate	112	%(5)	309%		333%		499%		499%		534%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.40		$8.32		$8.09		$7.56		$8.85		$8.90
Income (loss) from investment operations:
Net investment income	0.13		0.26		0.23		0.29		0.42		0.46
Net realized and unrealized gain (loss)	0.21		0.13		0.29		0.50		(1.29)		(0.03)
Total income (loss) from investment operations	0.34		0.39		0.52		0.79		(0.87)		0.43
Less dividends from net investment income	(0.16)		(0.31)		(0.29)		(0.26)		(0.42)		(0.48)
Net asset value, end of period	$8.58		$8.40		$8.32		$8.09		$7.56		$8.85
Total Return(1)	4.09	%(5)	4.78%		6.52%		10.51%		(9.96)%		5.01%
Ratios to Average Net Assets(2):
Total expenses	1.00	%(3)(6)	1.02	%(3)	0.96	%(3)	0.91	%(3)	0.91	%(3)	0.90	%(3)
Net investment income	3.13	%(3)(6)	3.08	%(3)	2.77	%(3)	3.56	%(3)	5.07	%(3)	5.24	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.00	%(4)	0.01%		0.01%		0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$1,819		$131		$177		$187		$7,747		$11,255
Portfolio turnover rate	112	%(5)	309%		333%		499%		499%		534%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2012